Grant Date Fair Value of Equity Awards Estimated Using Black-Scholes Option Pricing Model (Detail)	0 Months Ended		1 Months Ended
	Feb. 06, 2012 CNY	Nov. 18, 2010	Feb. 08, 2013	Feb. 08, 2013 Minimum USD ($)	Feb. 08, 2013 Maximum USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.75%	0.26%		0.79%	0.84%
Dividend yield	2.00%	0.60%
Expected volatility range	51.64%	53.12%		49.43%	50.02%
Weighted average expected life	5 years	1 year	5 years
Estimated forfeiture rate
Suboptimal exercise factor			2
Fair value of the Company's ordinary shares	3.25			$ 0.24	$ 0.66